Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Medical equipment	$ 737	$ 737
Office furniture and equipment	55	35
Computer software and electronic equipment	78	69
Leasehold improvements	196	133
Property, Plant and Equipment, Gross	1,066	974
Less - Accumulated depreciation	872	483
Net book value	$ 194	$ 491